Leases (Details Textual) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Leases [Abstract]
Operating lease liabilities	$ 1,252
Operating lease agreements options to extend, description	The Company's assessment for the remaining lease term range between 0.9 years to 8.3 years, including options to extend part of the lease agreements for additional 2 years and up to 5 years.